ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about consideration fair value of assets and liabilities acquired [Table Text Block]

Total consideration:
Cash consideration	$98,124
Purchase Price	$98,124

Fair value of assets and liabilities:
Cash and cash equivalent	$599
Property, Plant and Equipment	$223,346
Exploration and Evaluation Assets	$175,446
Accounts payable and accrued liabilities	$(301,267)
Fair value of net assets acquired	$98,124